Document And Entity Information	12 Months Ended
Sep. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	JM GROUP LIMITED
Entity Central Index Key	0002049717
Entity File Number	001-42999
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Unit 812, 8/F
Entity Address, Address Line Two	Harbour Center Tower 1
Entity Address, Address Line Three	1 Hok Cheung Street
Entity Address, City or Town	Hung Hom
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	ordinary shares $0.0000625 par value per share
Trading Symbol	JMG
Security Exchange Name	NYSEAMER
Entity Common Stock, Shares Outstanding	16,000,000
Business Contact
Document Information [Line Items]
Contact Personnel Name	Mr. Chun Kwok Stanley Ting
Entity Address, Address Line One	Unit 812, 8/F
Entity Address, Address Line Two	Harbour Center Tower 1
Entity Address, Address Line Three	1 Hok Cheung Street
Contact Personnel Email Address	stanley@justen-marks.com.hk
Entity Address, City or Town	Hung Hom
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	2770 2712